Nature of the Business and Summary of Significant Accounting Policies (Details Textual 1) $ in Billions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) decimal	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Employee1	Dec. 31, 2014 USD ($)
Noncontrolling Interest [Line Items]
Revenue
Consolidated Contractors International Company, SAL [Member]
Noncontrolling Interest [Line Items]
Revenue			$ 5.5		$ 5.5
Number of employees			(130,000)		130,000
Consolidated Contractors (Oman) Company LLC [Member]
Noncontrolling Interest [Line Items]
Number of employees			13,000		13,000